Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
Schedule of Borrowings and Capital Expenditures

As of September 30, 2024 and 2025, the borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

Creditor	Interest rate	Borrowing date	Maturity date	As of September 30, 2024	As of September 30, 2025
Bank of Jiangsu (1)	3.80%	12/19/2023	12/15/2024	$569,995	$-
Bank of Jiangsu (2)	5.80%	1/25/2024	1/25/2025	113,999	-
Bank of Jiangsu (3)	3.30%	8/30/2024	8/27/2025	997,492	-
Bank of Jiangsu (4)	2.90%	8/28/2025	8/27/2026	-	913,050
Bank of Jiangsu (5)	2.85%	9/1/2025	8/31/2026	-	561,876
Bank of Nanjing (6)	3.50%	9/11/2024	9/9/2025	712,494	-
Bank of Nanjing (7)	3.30%	9/9/2025	3/8/2026	-	491,642
Agricultural Bank of China (8)	3.05%	12/29/2023	12/21/2024	1,367,989	-
Agricultural Bank of China (9)	3.20%	6/26/2024	6/16/2025	1,424,989	-
Agricultural Bank of China (10)	2.85%	4/27/2025	4/23/2026	-	1,404,692
Total short-term borrowings				$5,186,958	$3,371,260
Bank of Jiangnan (11)	4.80%	6/25/2022	12/31/2025	634,120	816,126
Bank of Jiangnan (11)	4.80%	6/25/2022	6/30/2026	-	816,126
Total long-term borrowing, current				$634,120	$1,632,252
Bank of Jiangnan (11)	4.80%	6/25/2022	6/21/2030	3,925,844	2,237,674
Bank of Jiangnan (11)	4.80%	11/15/2023	6/21/2030	1,823,985	1,798,005
Bank of Jiangnan (11)	4.80%	2/6/2024	6/21/2030	726,744	716,393
Bank of Jiangnan (11)	4.80%	7/18/2024	6/21/2030	984,667	970,642
Total long-term bank borrowing, non-current				$7,461,240	$5,722,714
Changzhou Zenith Technology Co., Ltd.(12)	nil	7/14/2025	7/13/2028	-	702,346
Total long-term borrowing from a third party, non-current				$-	$702,346
Total long-term borrowing, non-current				$7,461,240	$6,425,060
Total borrowings				$13,282,318	$11,428,572

(1)	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Mr. Feng Xiao, the legal representative of Changzhou Higgs. On December 9, 2024, this loan was granted a term extension, with the annual interest rate maintained at 3.30% and the maturity date set to September 3, 2025.

(2)	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 25, 2024, Changzhou EZGO withdrew RMB800,000 ($113,999) from this line of credit, with an annual interest rate of 5.80% and a term of 12 months, which was fully repaid as matured.

(3)	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an annual interest rate of 3.30% and a term of 12 months, which was guaranteed by a third party, Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd., which was fully repaid as matured.
(4)	On August 28, 2025, Changzhou EZGO obtained a non-revolving loan of RMB6,500,000 ($913,050) from Bank of Jiangsu, with an annual interest rate of 2.90% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, the Chief Executive Officer and Director of the Group, Mr. Shuang Wu, the shareholder of Changzhou EZGO, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.

(5)	On September 1, 2025, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($561,876) from Bank of Jiangsu, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Feng Xiao.

(6)

On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd., which was fully repaid as matured.

(7)	On September 9, 2025, Changzhou EZGO entered a non-revolving loan facility of RMB3,500,000 ($491,642) with Bank of Nanjing, with an annual interest rate of 3.30% and a term of 6 months, which was guaranteed by Mr. Jianhui Ye and Jiangsu New Energy.

(8)	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK, which was fully repaid by the Group upon maturity.

(9)	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye. The loan was fully repaid in advance on April 23, 2025.

(10)	On April 27, 2025, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,404,692) from Agricultural Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.

(11)	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built, which will mature on June 21, 2030. As of September 30, 2024 and 2025, Jiangsu New Energy withdrew a total of RMB56,810,000 ($8,095,360) from this loan facility. The loan facility was guaranteed by Mr. Shuang Wu, and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of September 30, 2025:

(12)	On July 14, 2025, Jiangsu New Energy obtained an interest-free loan from a third party, with a term of 3 years and maturing on July 13, 2028.

Schedule of Repayment of Long-Term Borrowings

Scheduled repayments of long-term borrowings subsequent to September 30, 2025 are as follows:

Year ending September 30,	Repayment amount
2026	$1,632,252
2027	1,635,062
2028	2,337,408
2029	1,635,062
2030	817,528
Total	$8,057,312